Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments and Financial Risk Management [Abstract]
Schedule of Changes in Financial Liabilities	Changes in financial liabilities:
Warrants
U.S. dollars in thousands

Balance as of December 31, 2022	-
Revaluation during the year	-
Exercises during the year	-
Balance as of December 31, 2023	-
Revaluation during the year	2,894
Revaluation during the year	(926)
Balance as of December 31, 2024	1,968
Exercises during the year	(934)
Revaluation during the year	(1,102)
Balance as of December 31, 2025	(68)

Schedule of Warrant Sensitivity Analysis	Warrant sensitivity analysis:
	December 31, 2025
	Increase	Decrease
	U.S. dollars in thousands

Warrants issued at the fund-raising:
Volatility (5% movement)	(3)	3